Related party transactions (Details) - Transactions with Former CEO and CFO $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Chief Executive Officer
Related Party Transaction [Line Items]
Advance amount offset against future bonuses	$ 0.5
Chief Financial Officer
Related Party Transaction [Line Items]
Advance amount offset against future bonuses	$ 0.5